Property and equipment - Schedule of Property and Equipment (Details) (USD $)	Sep. 30, 2014	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Computer equipment	$ 1,419	$ 1,419
Less: accumulated depreciation	(394)	(158)
Property and equipment, net	$ 1,025	$ 1,261